UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21288

ADVISORY HEDGED OPPORTUNITY FUND

(Exact name of registrant as specified in charter)

________________________________________________________________________________________

50210 AMERIPRISE FINANCIAL CENTER, MINNEAPOLIS, MN 55474

(Address of principal executive offices) (Zip Code)

________________________________________________________________________________________

WILLIAM F. TRUSCOTT

AMERIPRISE FINANCIAL INC.

200 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

(Name and address of agent for service)

________________________________________________________________________________________

Registrant's telephone number, including area code: (612) 671-3935

Date of fiscal year-end: March 31, 2005

Date of reporting period: July 1, 2004 to June 30, 2005

Item 1. Proxy Voting Record

The Registrant did not vote any proxies during the reporting period.

The Registrant invests substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities.

SIGNATURE(S):

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisory Hedged Opportunity Fund
(Registrant)

By Joseph B. Krekelberg

/s/ Joseph B. Krekelberg
Treasurer

Date:  August 31, 2005